Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events
23.
SUBSEQUENT EVENTS

In February and March 2024, the Company granted 5,229,320 shares of options to its management and other key employees pursuant to the Company's 2022 Share Incentive plan.

Effective from March 18, 2024, the Company changed its ADS to Class A Ordinary Share (“Share”) ratio from one ADS representing four ordinary shares to one ADS representing twenty ordinary shares. The ADS ratio presented in Note 17 has been retrospectively applied for all periods.